Cover	Sep. 23, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2019
Entity File Number	001-36504
Entity Registrant Name	Weatherford International plc
Entity Central Index Key	0001603923
Entity Tax Identification Number	98-0606750
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Weststrasse 1
Entity Address, City or Town	6340 Baar
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH 6340
City Area Code	+41.22
Local Phone Number	816.1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.001 per share
Trading Symbol	WFTIQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false